Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity Securities [Line Items]
Equity securities, carried at fair value	$ 28,383	$ 39,098
Equity securities	64,414	72,886
Federal Reserve Bank Stock	3,500	3,500
Federal Home Loan Bank Stock	1,400	39
Held for trading at fair value [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	26,910	27,476
Held for trading at fair value [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	17,180	27,476
Held for trading at fair value [Member] | Nonmarketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	9,730	0
Not held for trading [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	1,473	11,622
Equity securities	37,504	45,410
Not held for trading [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	1,436	2,578
Not held for trading [Member] | Nonmarketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	37	9,044
Not held for trading [Member] | Equity method investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	9,669	8,196
Not held for trading [Member] | Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	2,836	3,077
Not held for trading [Member] | Tax-advantaged renewable energy [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	6,535	4,740
Not held for trading [Member] | New market tax credit and other [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	298	379
Not held for trading [Member] | Low-income housing tax credit investments (LIHTC) [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	12,186	12,314
Not held for trading [Member] | Other method investments - Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	9,276	9,694
Not held for trading [Member] | Federal Reserve Bank stock and other at cost [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	$ 4,900	$ 3,584